Regulatory Requirements (Tables)	12 Months Ended
Mar. 31, 2024
Regulatory Requirements [Abstract]
Schedule of Capital Requirements	Capital requirements as of March 31, 2024
	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$383,342	$1,273,900	$890,558	332%
Zhong Yang Capital Limited	383,342	636,850	253,508	166%
Total	$766,684	$1,910,750	$1,144,066	249%
Capital requirements as of March 31, 2023
	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$382,170	$4,790,634	$4,408,464	1,254%
Zhong Yang Capital Limited	382,170	642,556	260,386	168%
Total	$764,340	$5,433,190	$4,668,850	711%